Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (2,416,228)	$ (3,694,816)	$ (29,807,878)	$ (4,394,149)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22,108	211,218	834,291	95,245
Loss on impairment			15,508,401	606,595
Amortization of debt discount	912	63,578	152,342
Interest and penalties on extension of short-term convertible notes			85,365
Issuance of warrants pursuant to short-term notes, related party	17,636
Stock based compensation	643	89,043	1,785,082
Loss on write-off of inventory		2,191	131,455
Common stock issued for consulting services	35,000	52,032	95,533
Issuance of warrants to extend short-term debt			106,158
Change in fair value of derivative liability - warrants and redemption put liability	(368,637)		(1,173,956)
Bad debt expense	3,000	8,025	90,137
Changes in operating assets and liabilities, net of purchase transaction:
Accounts receivable	8,334	76,811	48,195	2,189
Other receivables	6,972	(76,504)	(13,529)
Accounts receivable from related party				56,342
Prepaid expenses and other assets	594,251	(260,065)	(697,529)	83,855
Interest payable	39,363	(78,987)	(10,592)	158,371
Accounts payable	204,843	(187,697)	121,907	(97,638)
Accrued liabilities	211,221	(202,412)	(263,874)	(121,761)
Other current liabilities	25,948	49,696	(2,875)	353,414
Deferred revenue	(276,125)	69,750	720,092	(309,376)
Deferred rent				22,206
Net Cash Used in Operating Activities	(1,890,759)	(3,878,137)	(12,291,275)	(3,544,707)
Cash Flows from Investing Activities
Purchases of property and equipment		(4,730)	(20,686)	(11,295)
Purchases of intangible assets				(12,000)
Purchase of business, net of cash acquired		(302,710)	(302,710)
Cash excluded in Merger		(69,629)	(69,629)
Net Cash Used in Investing Activities		(377,069)	(393,025)	(23,295)
Cash Flows from Financing Activities
Proceeds from short-term notes, related parties	500,000		1,635,000	180,000
Proceeds from line of credit, related parties				756,350
Repayment of line of credit, related parties				(1,856,350)
Proceeds from issuance of note payable, related parties				4,306,300
Payment of dividends		(6,137)	(14,684)
Payment on debt obligations	(10,937)		(370,636)
Proceeds from common stock, net of issuance costs		4,217,946	4,337,106
Proceeds from warrants, net of issuance costs		2,565,638	2,613,965
Proceeds from issuance of Series D Convertible Preferred stock	100,000		5,888,017
Payment on Preferred stock Series B redemption			(50,000)
Net Cash Provided by Financing Activities	589,063	6,777,447	14,038,768	3,386,300
Net (Decrease) Increase in Cash	(1,301,696)	2,522,241	1,354,468	(181,702)
Cash - Beginning of period	1,424,096	69,628	69,628	251,330
Cash - End of period	122,400	2,591,869	1,424,096	69,628
Supplementary Cash Flow Information
Cash paid for interest	15,874	9,320	197,500	25,812
Acquisition of State, LLC non-controlling interest				33,805
Property and equipment purchases included in accounts payable				184,800
Non-cash investing and financing activities
Common stock issued to pay accrued dividends			19,426
Deemed dividend on adjustment to exercise price on certain warrants		404,384	287,542
Deemed dividend on beneficial conversion features		32,592	32,592
Conversion of debt obligations to common stock			225,937
Issuance of common stock pursuant to conversion of debt obligations		225,937
Issuance of common stock pursuant to warrant exchange			72,563
Issuance of warrants pursuant to conversion of short-term debt		74,063	74,063
Issuance of warrants pursuant to note payable, related party			56,378
Issuance of warrants to extend short-term debt			106,158
Deemed dividend on Series D Convertible Preferred Stock	158,147		3,190,639
Issuance of Warrants in connection with Series D Convertible Preferred Stock	31,902		1,893,006
Beneficial conversion of Series D Convertible Preferred Stock			623,045
Dividends accrued on Series B Convertible Preferred Stock	18,300	24,638	65,512
Right-of-use asset additions		1,092,102	1,165,785
Right-of-use liability additions		$ 1,113,646	$ 1,187,991